RECLAMATION PROVISION (Tables)	3 Months Ended
Mar. 31, 2024
RECLAMATION PROVISION
Reconciliation Of The Changes In The Company's Reclamation Provision
	March 31, 2024	December 31, 2023

Balance at beginning of the period	$2,195	$445
Changes in estimates	-	1,615
Unwinding of discount related to continuing operations	51	49
Effect of movements in exchange rates	18	86
Balance at end of the period	$2,264	$2,195